TANGIBLE FIXED ASSETS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TANGIBLE FIXED ASSETS
Borrowing costs capitalized	$ 0.7	$ 5.8	$ 7.5
Minimum
TANGIBLE FIXED ASSETS
Vessel dry-docking interval	24 months
Maximum
TANGIBLE FIXED ASSETS
Vessel dry-docking interval	60 months
Software | Minimum
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
Software | Maximum
TANGIBLE FIXED ASSETS
Estimated useful lives	5 years
Vessels and capitalized dry docking
TANGIBLE FIXED ASSETS
Capitalized dry-docking costs	$ 50.1	65.9	66.1
Vessels on short term time charter leases	13.7	398.8	488.2
Vessels
TANGIBLE FIXED ASSETS
Borrowing costs capitalized	$ 0.0	$ 0.6	$ 0.0
Capitalization rate		3.70%	0.00%
Estimated useful lives	25 years
Other plant and operating equipment | Administrative expenses
TANGIBLE FIXED ASSETS
Depreciation expense related to administrative expense	$ 2.8	$ 2.4	$ 1.2
Other plant and operating equipment | Minimum
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
Other plant and operating equipment | Maximum
TANGIBLE FIXED ASSETS
Estimated useful lives	15 years
IT equipment | Minimum
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years
IT equipment | Maximum
TANGIBLE FIXED ASSETS
Estimated useful lives	5 years
Company cars
TANGIBLE FIXED ASSETS
Estimated useful lives	3 years